SUBORDINATED LIABILITIES - Parent (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Subordinated Liabilities [Line Items]
Subordinated liabilities	£ 2,032	£ 2,385
Santander UK Group Holdings plc
Disclosure Of Subordinated Liabilities [Line Items]
Subordinated liabilities	£ 1,297	£ 1,644
Santander UK Group Holdings plc | 4.75% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	4.75%	4.75%
Maturity	2025	2025
Subordinated liabilities	£ 0	£ 332
Santander UK Group Holdings plc | 5.625% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	5.625%	5.625%
Maturity	2045	2045
Subordinated liabilities	£ 210	£ 226
Santander UK Group Holdings plc | 7.869% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	7.869%	7.869%
Maturity	2033	2033
Subordinated liabilities	£ 318	£ 318
Santander UK Group Holdings plc | 8.296% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	8.296%	8.296%
Maturity	2033	2033
Subordinated liabilities	£ 769	£ 768